Income Taxes - Schedule of Principal Components of Deferred Tax Items (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reserves and other accrued expenses	$ 221	$ 315
Pension obligations	0	13
Employee related liabilities	84	100
Deferred revenues	30	33
Net operating losses and tax credit carryforwards	2,160	2,003
U.S. foreign tax credits on undistributed earnings	280	274
Foreign exchange (gain)/loss	52	69
Total deferred tax assets	2,827	2,807
Valuation allowance	(1,649)	(1,455)
Realizable deferred tax assets	1,178	1,352
Property, equipment, and intangibles	(1,082)	(1,233)
Pension obligations	(2)	0
Investment in affiliates and other	(331)	(426)
Unrealized securities and hedging (gain)/loss	(1)	(1)
U.S. tax on foreign undistributed earnings	(185)	(140)
Total deferred tax liabilities	(1,601)	(1,800)
Net deferred tax liabilities	$ (423)	$ (448)